Expense Example, No Redemption {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-14 - Fidelity Mega Cap Stock Fund	Aug. 29, 2022 USD ($)
Fidelity Mega Cap Stock Fund-Class A
Expense Example, No Redemption:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Fidelity Mega Cap Stock Fund-Class M
Expense Example, No Redemption:
1 Year	463
3 Years	703
5 Years	961
10 Years	1,699
Fidelity Mega Cap Stock Fund-Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,771
Fidelity Mega Cap Stock Fund- Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Mega Cap Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640